Goodwill And Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Union Bank N.A. [Member]	Sep. 30, 2011 Intangible Assets Subject To Amortization [Member] Customer Relationships, Integrated Trust Assets Business Group [Member]	Sep. 30, 2011 Intangible Assets Not Subject To Amortization [Member] Contractual Rights Of A Business Alliance, Integrated Retail Banking Business Group [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Impairment losses on intangible assets during the period	¥ 27,040	¥ 16,363		¥ 18,554	¥ 8,334
Business combination by subsidiaries, Recognized identifiable assets acquired and liabilities assumed, after acquisition date adjustment, Goodwill			8,068
Business combination by subsidiaries, Recognized identifiable assets acquired and liabilities assumed, after acquisition date adjustment, Core deposit Intangibles			¥ 1,648